Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative And Hedging Instruments [Abstract]
Summary of Gross Notional Amount and Fair Value of Derivative Instruments	The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2025			2024
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$196,158	$2,793	$3,826	$206,181	$2,734	$3,533
	Foreign currency swaps	16,383	71	2,385	14,121	145	2,114
	Forward contracts	25,324	30	2,730	25,692	74	3,420
Cash flow hedges	Interest rate swaps	10,946	31	63	9,036	24	48
	Foreign currency swaps	650	-	190	650	-	216
	Forward contracts	-	-	-	-	-	-
	Equity contracts	298	-	-	324	6	-
Net investment hedges	Forward contracts	587	3	6	602	18	-
Total derivatives in qualifying hedge accounting relationships		250,346	2,928	9,200	256,606	3,001	9,331
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	112,633	2,403	3,050	110,114	2,188	2,906
	Interest rate futures	21,483	-	-	9,054	-	-
	Interest rate options	4,876	8	-	5,633	16	-
	Foreign currency swaps	36,417	2,434	558	33,924	1,854	272
	Currency rate futures	2,242	-	-	2,238	-	-
	Forward contracts	55,555	848	1,511	52,044	882	1,675
	Equity contracts	23,995	1,006	28	25,290	724	63
	Credit default swaps	109	1	-	114	2	-
	Equity futures	5,354	-	-	4,004	-	-
Total derivatives not designated in qualifying hedge accounting relationships		262,664	6,700	5,147	242,415	5,666	4,916
Total derivatives		$513,010	$9,628	$14,347	$499,021	$8,667	$14,247

Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity	The following tables present the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 8 (g)).

	Remaining term to maturity
As at December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$970	$842	$809	$7,007	$9,628
Derivative liabilities	2,270	1,746	875	9,456	14,347
	Remaining term to maturity
As at December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,171	$578	$635	$6,283	$8,667
Derivative liabilities	2,320	2,304	1,244	8,379	14,247

Summary of Maturity Analysis for Derivative Financial Assets	The following tables present the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 8 (g)).

	Remaining term to maturity
As at December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$970	$842	$809	$7,007	$9,628
Derivative liabilities	2,270	1,746	875	9,456	14,347
	Remaining term to maturity
As at December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,171	$578	$635	$6,283	$8,667
Derivative liabilities	2,320	2,304	1,244	8,379	14,247

Summary of Gross Notional Amount by Remaining Term to Maturity	The following tables present gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2025	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount(1)	Capital requirement(2)
Interest rate contracts
OTC swap contracts	$5,558	$29,751	$115,594	$150,903	$5,336	$(7,275)	$(1,939)	$331	$9
Cleared swap contracts	9,337	29,166	130,331	168,834	251	(222)	29	-	-
Forward contracts	18,825	23,142	-	41,967	168	(3,427)	(3,259)	44	1
Futures	21,483	-	-	21,483	-	-	-	-	-
Options purchased	453	1,206	3,217	4,876	8	-	8	15	-
Subtotal	55,656	83,265	249,142	388,063	5,763	(10,924)	(5,161)	390	10
Foreign exchange
Swap contracts	2,554	14,023	36,873	53,450	2,473	(3,253)	(780)	1,172	19
Forward contracts	32,894	1,051	5,554	39,499	713	(819)	(106)	821	20
Futures	2,242	-	-	2,242	-	-	-	-	-
Subtotal	37,690	15,074	42,427	95,191	3,186	(4,072)	(886)	1,993	39
Credit derivatives	17	92	-	109	1	-	1	-	-
Equity contracts
Swap contracts	1,435	704	-	2,139	5	(15)	(10)	19	-
Futures	5,354	-	-	5,354	-	-	-	-	-
Options purchased	18,246	3,908	-	22,154	1,000	(13)	987	252	2
Subtotal	25,052	4,704	-	29,756	1,006	(28)	978	271	2
Subtotal including accrued interest	118,398	103,043	291,569	513,010	9,955	(15,024)	(5,069)	2,654	51
Less accrued interest	-	-	-	-	327	(677)	(350)	-	-
Total	$118,398	$103,043	$291,569	$513,010	$9,628	$(14,347)	$(4,719)	$2,654	$51

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2024	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount(1)	Capital requirement(2)
Interest rate contracts
OTC swap contracts	$6,999	$25,019	$112,685	$144,703	$5,103	$(6,976)	$(1,873)	$323	$9
Cleared swap contracts	9,507	31,033	140,088	180,628	240	(189)	51	-	-
Forward contracts	20,661	21,028	-	41,689	231	(4,467)	(4,236)	36	1
Futures	9,054	-	-	9,054	-	-	-	-	-
Options purchased	863	1,086	3,684	5,633	16	-	16	17	-
Subtotal	47,084	78,166	256,457	381,707	5,590	(11,632)	(6,042)	376	10
Foreign exchange
Swap contracts	2,044	13,733	32,918	48,695	1,983	(2,709)	(726)	1,028	19
Forward contracts	29,423	1,105	6,121	36,649	743	(628)	115	698	17
Futures	2,238	-	-	2,238	-	-	-	-	-
Subtotal	33,705	14,838	39,039	87,582	2,726	(3,337)	(611)	1,726	36
Credit derivatives	-	114	-	114	2	-	2	-	-
Equity contracts
Swap contracts	1,926	762	-	2,688	31	(14)	17	27	-
Futures	4,004	-	-	4,004	-	-	-	-	-
Options purchased	19,437	3,489	-	22,926	699	(43)	656	375	3
Subtotal	25,367	4,365	-	29,732	732	(57)	675	402	3
Subtotal including accrued interest	106,156	97,369	295,496	499,021	9,048	(15,026)	(5,978)	2,504	49
Less accrued interest	-	-	-	-	381	(779)	(398)	-	-
Total	$106,156	$97,369	$295,496	$499,021	$8,667	$(14,247)	$(5,580)	$2,504	$49
(1)Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by the Office of the Superintendent of Financial Institutions (“OSFI”).
(2)Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Average Rate of Hedging Instruments in Hedge Relationships That Do Not Frequently Reset	The following tables present the average rate of the hedging instruments in key hedge relationships that do not frequently reset.

As at December 31, 2025			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net
Inflation risk
Inflation linked insurance liabilities	Interest rate swaps	CPI rate: 297.02	$107	$606	$10,233	$10,946	$31	$(63)	$(32)
Foreign exchange risk
Foreign currency assets	Foreign currency swaps	CAD/EUR: 0.66285	-	213	1,463	1,676	-	(80)	(80)
Foreign currency assets	Foreign currency swaps	CAD/GBP: 0.55972	-	115	515	630	-	(14)	(14)
Foreign currency assets	Foreign currency swaps	CAD/USD: 0.72856	20	352	1,100	1,472	14	(4)	10
Foreign currency assets	Foreign currency swaps	JPY/EUR: 0.00603	-	281	481	762	-	(100)	(100)
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	-	-	650	650	-	(190)	(190)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.23451	8	-	-	8	1	-	1
Equity risk
Stock-based compensation	Equity contracts	MFC price: $38.39	26	272	-	298	-	-	-
Total			$161	$1,839	$14,442	$16,442	$46	$(451)	$(405)
As at December 31, 2024			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net
Inflation risk
Inflation linked insurance liabilities	Interest rate swaps	CPI rate: 290.22	$92	$568	$8,376	$9,036	$24	$(48)	$(24)
Foreign exchange risk
Foreign currency assets	Foreign currency swaps	CAD/EUR: 0.66703	-	160	1,311	1,471	16	-	16
Foreign currency assets	Foreign currency swaps	CAD/GBP: 0.56259	-	115	434	549	22	-	22
Foreign currency assets	Foreign currency swaps	CAD/USD: 0.73009	165	407	1,067	1,639	9	(27)	(18)
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	-	-	650	650	-	(216)	(216)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.22914	42	9	-	51	7	-	7
Equity risk
Stock-based compensation	Equity contracts	MFC price: $30.12	20	304	-	324	6	-	6
Total			$319	$1,563	$11,838	$13,720	$84	$(291)	$(207)

Summary of Fair Value Contracts Categorized by Hierarchy Explanatory	Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2025	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,403	$-	$5,380	$23
Foreign exchange contracts	3,218	-	3,218	-
Equity contracts	1,006	-	956	50
Credit default swaps	1	-	1	-
Total derivative assets	$9,628	$-	$9,555	$73
Derivative liabilities
Interest rate contracts	$10,367	$-	$10,307	$60
Foreign exchange contracts	3,952	-	3,949	3
Equity contracts	28	-	22	6
Total derivative liabilities	$14,347	$-	$14,278	$69
As at December 31, 2024	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,193	$-	$5,026	$167
Foreign exchange contracts	2,742	-	2,742	-
Equity contracts	730	-	730	-
Credit default swaps	2	-	2	-
Total derivative assets	$8,667	$-	$8,500	$167
Derivative liabilities
Interest rate contracts	$10,954	$-	$7,571	$3,383
Foreign exchange contracts	3,230	-	3,227	3
Equity contracts	63	-	47	16
Total derivative liabilities	$14,247	$-	$10,845	$3,402
Movement in net derivatives measured at fair value using significant unobservable inputs (Level 3) is presented in note 3 (g).

Summary of Recognizes Gains and (Losses) on Derivatives and Related Hedged Items in Fair Value Hedges in Total Investment	The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in total investment result. These investment gains (losses) are shown in the following tables.

For the year ended December 31, 2025	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items(1)	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities and others(2) at FVOCI	$269	$917	$1,186	$51,430	$(405)	$174
Foreign currency risk
Debt securities and others at FVOCI	(321)	321	-	6,370	-	-
Foreign currency and interest rate risk
Debt securities and others at FVOCI	390	(483)	(93)	10,715	(106)	(109)
Total assets	$338	$755	$1,093	$68,515	$(511)	$65
Liabilities
Interest rate risk
Insurance contract liabilities and others(3)	$1,304	$(2,392)	$(1,088)	$51,642	$1,025	$3,591
Foreign currency and interest rate risk
Insurance contract liabilities and others	(124)	298	174	4,580	29	51
Total liabilities	$1,180	$(2,094)	$(914)	$56,222	$1,054	$3,642
For the year ended December 31, 2024	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items(1)	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at FVOCI	$(833)	$812	$(21)	$117,538	$(1)	$(601)
Foreign currency risk
Debt securities at FVOCI	(80)	80	-	3,561	-	-
Foreign currency and interest rate risk
Debt securities at FVOCI	451	(559)	(108)	11,130	(367)	196
Total assets	$(462)	$333	$(129)	$132,229	$(368)	$(405)
Liabilities
Interest rate risk
Insurance contract liabilities	$3,591	$(3,329)	$262	$47,747	$3,386	$237
Foreign currency and interest rate risk
Insurance contract liabilities	55	(17)	38	3,167	137	-
Total liabilities	$3,646	$(3,346)	$300	$50,914	$3,523	$237
(1)The carrying amounts for hedged items presented are related to hedged items in active hedging relationships as at the reporting date.
(2)Includes hedge accounting results for a new hedge strategy designated in 2025 for hedging interest rate risk related to fixed rate residential mortgage with carrying amount of $386 as at the reporting date with ineffectiveness during the year ended December 31, 2025 of $1.
(3)Includes hedge accounting results for a new hedge strategy designated in 2025 for hedging interest rate risk related to fixed rate term deposits with carrying amount of $100 as at the reporting date with no ineffectiveness during the year ended December 31, 2025.

For the year ended December 31, 2025	Hedged items in qualifying cash flow hedging relationships	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Interest rate risk
Treasury locks	Forecasted liability issuance	$-	$-	$-	$-	$-
Foreign exchange risk
Foreign currency swaps	Fixed rate liabilities	-	-	-	-	-
Interest and foreign exchange risk
Foreign currency swaps	Floating rate liabilities	(8)	8	8	17	-
Equity price risk
Equity contracts	Stock-based compensation	(50)	50	50	87	-
CPI risk
Interest rate swaps(1)	Inflation linked insurance liabilities	(5)	5	5	23	-
Total		$(63)	$63	$63	$127	$-

For the year ended December 31, 2024	Hedged items in qualifying cash flow hedging relationships	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Interest rate risk
Treasury locks	Forecasted liability issuance	$3	$(3)	$(3)	$-	$-
Foreign exchange risk
Foreign currency swaps	Fixed rate liabilities	(23)	23	23	26	-
Interest and foreign exchange risk
Foreign currency swaps	Floating rate liabilities	32	(32)	(32)	(75)	-
Equity price risk
Equity contracts	Stock-based compensation	(145)	145	145	66	-
CPI risk
Interest rate swaps(1)	Inflation linked insurance liabilities	(60)	60	60	17	-
Total		$(193)	$193	$193	$34	$-
(1)Gains (losses) deferred in AOCI on derivatives are presented in AOCI under Insurance finance income (expenses).

Summary of Balances in the Company’s Cash Flow Hedge Reserve	The table below details the balances in the Company’s cash flow hedge reserve.

As at December 31,	2025	2024
Balances in the cash flow hedge reserve for continuing hedges	$(54)	$10
Balances remaining in the cash flow hedge reserve on de-designated hedges	-	-
Total	$(54)	$10

Summary of Investment Hedging Relationships on Consolidated Statements of Income and Consolidated Statements of Other Comprehensive Income	The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements
of Other Comprehensive Income are shown in the following tables.

For the year ended December 31, 2025	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$(368)	$368	$368	$-	$-
Forward currency contracts	7	(7)	(7)	-	-
Total	$(361)	$361	$361	$-	$-

For the year ended December 31, 2024	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$665	$(665)	$(665)	$-	$-
Forward currency contracts	(45)	45	45	-	-
Total	$620	$(620)	$(620)	$-	$-

Summary of Balances in Company’s Net Investment Hedge Reserve	The table below details the balances in the Company’s net investment hedge reserve.

As at December 31,	2025	2024
Balances in the foreign currency translation reserve for continuing hedges	$(200)	$(561)
Balances remaining in the net investment hedge reserve on de-designated hedges	-	-
Total	$(200)	$(561)

Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) Related to Cash Flow Hedges	Reconciliation of accumulated other comprehensive income (loss) related to cash flow hedges

For the year ended December 31, 2025	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$(2)	$-	$-	$(2)	$-	$-
Interest rate and foreign exchange risk	(64)	8	17	(73)	-	-
Foreign exchange translation risk	-	-	-	-	-	-
CPI risk	(42)	5	23	(60)	-	-
Equity price risk	118	50	87	81	-	-
Total	$10	$63	$127	$(54)	$-	$-

For the year ended December 31, 2024	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$1	$(3)	$-	$(2)	$-	$-
Interest rate and foreign exchange risk	(107)	(32)	(75)	(64)	-	-
Foreign exchange translation risk	3	23	26	-	-	-
CPI risk	(85)	60	17	(42)	-	-
Equity price risk	39	145	66	118	-	-
Total	$(149)	$193	$34	$10	$-	$-

Summary of Reconciliation of Accumulated Other Comprehensible Income (Loss) Related to Net Investment Hedges	Reconciliation of accumulated other comprehensive income (loss) related to net investment hedges

For the year ended December 31, 2025	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$(561)	$361	$-	$(200)	$-	$-

For the year ended December 31, 2024	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$59	$(620)	$-	$(561)	$-	$-

Summary of Movement in Cost of Hedging by Hedged Risk Category	The following table provides details of the movement in the cost of hedging by hedged risk category.

For the year ended December 31,	2025	2024
Foreign exchange risk
Balance, beginning of year	$111	$-
Changes in fair value	(143)	111
Amount reclassified to profit or loss	(37)	-
Balance, end of year	$5	$111
Foreign exchange and interest rate risk
Balance, beginning of year	$8	$18
Changes in fair value	(3)	(10)
Amount reclassified to profit or loss	-	-
Balance, end of year	$5	$8

Summary of Investment Income (Loss) on Derivatives Not Designated in Qualifying Hedge Accounting Relationships	Investment income (loss) on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2025	2024
Interest rate swaps	$4	$(116)
Interest rate futures	114	52
Interest rate options	(9)	(20)
Foreign currency swaps	144	108
Currency rate futures	15	(137)
Forward contracts	(423)	(626)
Equity futures	(477)	(423)
Equity contracts	766	437
Credit default swaps	(1)	(1)
Total	$133	$(726)